Long Term Payable - Schedule of Repayments (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Repayments [Abstract]
Total	$ 41,587
Less than 1 year	41,587
1-2 years
2-3 years
More than 3 years